Transamerica Premier Funds
                        Investor Shares

               Supplement Dated April 1, 1996
          to Investor Shares Prospectus Dated September 22, 1995

    The following information supplements, and should be read in conjunction with, the Prospectus to which this endorsement is attached.
     The following information supplements the section titled  Fund
Expenses.
     As an additional subsidy, beginning on April 1, 1996 the Investment Adviser will waive the Adviser Fee and the Administrator will assume any other operating expenses for the Transamerica Premier Index Fund and the Transamerica Premier Cash Reserve Fund, other than certain extraordinary or non-recurring expenses, which together exceed 0.25% of the average daily net assets for each Fund until the earlier of June 30, 1996 or such time as the Fund s assets exceed $50 million.
     The estimated operating expenses for the period from April 1, 1996 to June 30, 1996 for these Funds are as follows:

  Transamerica Premier Index Fund
  Transamerica Premier Cash Reserve Fund
  Estimated Fund Operating Expenses
  From 4/1/96 to 6/30/96
  (as a percent of average net assets)


               Adviser                                      Total Operating
               Fee After      12b-1     Other Expenses    Expenses After Waiver
Fund            Waiver         Fee    After Reimbursement    and Reimbursement
Premier Index    0.00%         0.10%         0.15%               0.25%
Premier Cash
     Reserve     0.00%         0.10%         0.15%               0.25%


                                                  (see reverse)



     The estimated annual operating expenses for the Funds from October 2, 1995 to September 30, 1996 are as follows:

Transamerica Premier Index Fund
Transamerica Premier Cash Reserve Fund
Estimated Annual Fund Operating Expenses
From 10/2/95 to 9/30/96
 (as a percent of average net assets)



               Adviser                                      Total Operating
               Fee After      12b-1     Other Expenses    Expenses After Waiver
Fund            Waiver         Fee    After Reimbursement    and Reimbursement
Premier Index    0.15%         0.10%         0.22%               0.47%
Premier Cash
     Reserve     0.09%         0.10%         0.17%               0.36%



      For the estimated operating expenses for the Transamerica Premier Funds other than those listed above, see the section of the Prospectus titled Fund Expenses.


          PEO2I-0596